Fair Value Measurements	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 11 — Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt approximates its fair value as of June 30, 2025 and September 30, 2024 because the notes payable, the 7% promissory notes - related parties and the notes payable - related parties each mature within one to two years of the respective balance sheet dates.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of June 30, 2025 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$1,190	$1,190
PIPE Common Warrants	—	—	3,456	3,456
Private Warrants	—	—	300	300

Total	$—	$—	$4,946	$4,946

The Company classifies the earnout liability, the PIPE Common Warrants and the Private Warrants as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the nine months ended June 30, 2025 or 2024. The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

Nine months ended June 30, 2025:	Earnout Liability	Liability Classified Warrants
Balance, September 30, 2024	$1,680	$2,139
Sale of warrants in private placement	—	2,853
Modification of warrants in connection with private placement	—	721
Exercise of warrants	—	(720)
Change in fair value included in net loss	(490)	(1,237)

Balance, June 30, 2025	$1,190	$3,756

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Nine months ended June 30, 2024:	Earnout Liability	Liability Classified Warrants	PIPE Make-Whole Liability	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized	33,559	882	2,071	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Settlement of liability	—	(332)	—	—
Change in fair value included in net loss	(30,599)	12	(122)	10

Balance, June 30, 2024	$2,960	$562	$1,949	$—

Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	June 30, 2025	September 30, 2024
Stock price	$0.77	$1.06
Expected volatility	80.0%	70.0%
Risk-free rate	3.9%	3.6%
Contractual term	6.5 years	7.2 years

PIPE Common Warrants

The Company estimates the fair value of the PIPE Common Warrants using the Black-Scholes option pricing model, which utilizes significant assumptions, including volatility, expected term and risk-free rate. The following table summarizes the assumptions used in estimating the fair value of the PIPE Common Warrants at the respective dates:

	June 30, 2025	September 30, 2024
Stock price	$0.77	$1.06
Expected volatility	59.0%	55.7%
Risk-free rate	3.8 – 4.0%	3.5 – 3.9%
Contractual term	0.8 – 5.0 years	1.1 – 5.1 years

Note 12 - Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt approximates its fair value as of September 30, 2024 and 2023 because the notes payable, the 7% promissory notes - related parties and the notes payable - related parties each mature or were converted within one year of the respective balance sheet dates.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of September 30, 2024 are as follows:

	Level 1	Level 2	Level 3	Total

Earnout liability	$-	$-	$1,680	$1,680
Private Warrants	-	-	330	330
PIPE Common Warrants and Placement Agent Warrants	-	-	1,809	1,809

Total	$-	$-	$3,819	$3,819

The Company classifies the earnout liability, the PIPE make-whole liability, liability-classified warrants and the SAFEs as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the years ended September 30, 2024 or 2023. The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

Year ended September 30, 2024:	Earnout Liability	PIPE Make-Whole Liability	Liability Classified Warrants	SAFEs

Balance, September 30, 2023	$-	$-	$-	$1,512
Liabilities recognized	33,559	2,071	7,279	-
Conversion to Class A Common Stock in the Merger	-	-	-	(1,522)
Exercise of warrants	-	-	(3,393)
Settlement of liability	-	(1,241)	(332)	-
Change in fair value included in net loss	(31,879)	(830)	(1,415)	10

Balance, September 30, 2024	$1,680	$-	$2,139	$-

Year ended September 30, 2023:	SAFEs

Balance, September 30, 2022	$1,983
Conversion to Legacy Mobix common stock	(1,126)
Change in fair value included in net loss	655

Balance, September 30, 2023	$1,512

Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	December 21, 2023 (Closing)	September 30, 2024

Stock price	$10.66	$1.06
Expected volatility	50%	70%
Risk-free rate	3.9%	3.6%
Contractual term	8 years	7.2 years

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

PIPE Make-Whole Liability

The Company uses a Monte Carlo simulation model that utilizes assumptions, including volatility, expected term and risk-free rate, to estimate the fair value of the PIPE make-whole liability. The following table summarizes the assumptions used in estimating the fair value of the PIPE make-whole liability at the Closing:

December 21, 2023 (Closing)

Stock price	$10.17
Expected volatility	49%
Risk-free rate	5.4%
Contractual term	4 months